GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of carrying amount of goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Net	$ 130,313	$ 130,313
Data Center and Network Services
Goodwill [Line Items]
Net	80,104	80,104
Cloud and hosting services
Goodwill [Line Items]
Net	$ 50,209	$ 50,209